Shareholder Report, Holdings (Details)	Sep. 30, 2025
C000051966 [Member] | AP Moller Maersk A S Class A [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000051966 [Member] | Signify N V [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000051966 [Member] | ORLEN S A [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000051966 [Member] | Rubis S C A [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000051966 [Member] | NN Group N V [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000051966 [Member] | Investec PLC [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000051966 [Member] | Taylor Wimpey PLC [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000051966 [Member] | Legal And General Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000051966 [Member] | ABN AMRO Bank N V [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000051966 [Member] | Aker BP ASA [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000051966 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000051966 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000051966 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000051966 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%
C000051966 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000051966 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	52.50%
C000051966 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000051966 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000051967 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000051967 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000051967 [Member] | Digital Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000051967 [Member] | Crown Castle Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000051967 [Member] | American Tower Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000051967 [Member] | SBA Communications Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000051967 [Member] | Rexford Industrial Realty Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000051967 [Member] | First Industrial Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000051967 [Member] | LXP Industrial Trust [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000051967 [Member] | EastGroup Properties Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000051967 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000051967 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	98.50%
C000051967 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000054156 [Member] | Chow Tai Fook Jewellery Group Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000054156 [Member] | Aberdeen Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000054156 [Member] | Woori Financial Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000054156 [Member] | BCE Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000054156 [Member] | Samsung Securities Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000054156 [Member] | Phoenix Group Holdings PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000054156 [Member] | Spark New Zealand Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000054156 [Member] | KIWOOM Securities Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000054156 [Member] | Enagas S A [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000054156 [Member] | Kohl s Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000054156 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000054156 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000054156 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000054156 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.40%
C000054156 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000054156 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	39.90%
C000054156 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000054156 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000054156 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000054156 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000066484 [Member] | Vestas Wind Systems A S [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000066484 [Member] | EDP Renovaveis S A [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000066484 [Member] | Northland Power Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000066484 [Member] | Nordex SE [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000066484 [Member] | Orsted A S [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000066484 [Member] | RBC Dominion Securities Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000066484 [Member] | Enlight Renewable Energy Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000066484 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000066484 [Member] | China Longyuan Power Group Corp Ltd Class H [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000066484 [Member] | Boralex Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000066484 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	49.60%
C000066484 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000066484 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	33.20%
C000066484 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000066484 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000066484 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%
C000071160 [Member] | Cloudflare Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000071160 [Member] | EMCOR Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000071160 [Member] | Sempra [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000071160 [Member] | Baker Hughes Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000071160 [Member] | Cummins Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000071160 [Member] | Vertiv Holdings Co Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000071160 [Member] | MasTec Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000071160 [Member] | MongoDB Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000071160 [Member] | Comfort Systems USA Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000071160 [Member] | Talen Energy Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000071160 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	31.20%
C000071160 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000071160 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	41.70%
C000071160 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000071160 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000071160 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000071160 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000071160 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000081044 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000081044 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
C000081044 [Member] | Eaton Corp PLC [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000081044 [Member] | ABB Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000081044 [Member] | Johnson Controls International PLC [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000081044 [Member] | National Grid PLC [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000081044 [Member] | Prysmian S p A [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000081044 [Member] | Quanta Services Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000081044 [Member] | Hubbell Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000081044 [Member] | E ON SE [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000081044 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.80%
C000081044 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000081044 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	59.30%
C000081044 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000081044 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%
C000081044 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000081044 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000087410 [Member] | Origin Energy Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000087410 [Member] | CF Industries Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000087410 [Member] | Weyerhaeuser Co [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000087410 [Member] | International Paper Co [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000087410 [Member] | American Water Works Co Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000087410 [Member] | Zijin Mining Group Co Ltd Class H [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000087410 [Member] | Nutrien Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000087410 [Member] | Freeport McMoRan Inc [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000087410 [Member] | Corteva Inc [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000087410 [Member] | Agnico Eagle Mines Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%
C000087410 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.90%
C000087410 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	60.10%
C000087410 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000087410 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%
C000087410 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000087410 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000087410 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000087410 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000087411 [Member] | CF Industries Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000087411 [Member] | Nutrien Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000087411 [Member] | Corteva Inc [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000087411 [Member] | Deere And Co [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000087411 [Member] | Mahindra And Mahindra Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000087411 [Member] | BASF SE [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000087411 [Member] | Bayer AG [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000087411 [Member] | Industries Qatar QSC [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000087411 [Member] | Bunge Global S A [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000087411 [Member] | Kubota Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000087411 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	49.70%
C000087411 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	28.30%
C000087411 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000087411 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000087411 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000087411 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000092838 [Member] | Prysmian S p A [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000092838 [Member] | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000092838 [Member] | Hewlett Packard Enterprise Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000092838 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000092838 [Member] | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000092838 [Member] | ZTE Corp Class H [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000092838 [Member] | Arista Networks Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000092838 [Member] | Intel Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000092838 [Member] | Ciena Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000092838 [Member] | Delta Electronics Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000092838 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000092838 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000092838 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	25.20%
C000092838 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000092838 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000092838 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	61.20%
C000092838 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000092838 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000101722 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000101722 [Member] | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000101722 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000101722 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000101722 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000101722 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000101722 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000101722 [Member] | QUALCOMM Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000101722 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000101722 [Member] | Texas Instruments Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000101722 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000101722 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000101722 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.90%
C000101722 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000101722 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	53.20%
C000101722 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000101722 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000102221 [Member] | MongoDB Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000102221 [Member] | Arista Networks Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000102221 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000102221 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000102221 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000102221 [Member] | Pure Storage Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000102221 [Member] | CoreWeave Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000102221 [Member] | Nutanix Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000102221 [Member] | International Business Machines Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000102221 [Member] | Oracle Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000102221 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000102221 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000102221 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000102221 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000102221 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	86.80%
C000102221 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000102221 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000102221 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000146603 [Member] | Agnico Eagle Mines Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000146603 [Member] | Advantest Corp [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000146603 [Member] | ARM Holdings PLC ADR [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000146603 [Member] | Pop Mart International Group Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000146603 [Member] | Contemporary Amperex Technology Co Ltd Class H [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000146603 [Member] | Sichuan Kelun Biotech Biopharmaceutical Co Ltd Class H [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000146603 [Member] | Siemens Energy AG [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000146603 [Member] | Spotify Technology S A [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000146603 [Member] | NetEase Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000146603 [Member] | Gen Digital Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000146603 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.20%
C000146603 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.70%
C000146603 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
C000146603 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000146603 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
C000146603 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000146603 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.60%
C000146603 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000146603 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000146603 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000159087 [Member] | CyberArk Software Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000159087 [Member] | Fortinet Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000159087 [Member] | Check Point Software Technologies Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000159087 [Member] | Zscaler Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000159087 [Member] | Thales S A [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000159087 [Member] | Infosys Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000159087 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000159087 [Member] | Palo Alto Networks Inc [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000159087 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000159087 [Member] | CrowdStrike Holdings Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000159087 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%
C000159087 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	81.60%
C000159087 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000159087 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000204700 [Member] | ARM Holdings PLC ADR [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000204700 [Member] | Siemens Energy AG [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000204700 [Member] | Gen Digital Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000204700 [Member] | Technip Energies NV [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000204700 [Member] | Galderma Group AG [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000204700 [Member] | Banco BPM SpA [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000204700 [Member] | IONOS Group SE [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000204700 [Member] | Nordnet AB publ [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000204700 [Member] | Lottomatica Group SpA [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000204700 [Member] | Sportradar Group AG Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000204700 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000204700 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%
C000204700 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.70%
C000204700 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000204700 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.30%
C000204700 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000204700 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000204700 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%
C000204700 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%
C000204700 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000205597 [Member] | Spotify Technology S A [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000205597 [Member] | NetEase Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000205597 [Member] | Naspers Ltd Class N [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000205597 [Member] | Adyen NV [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000205597 [Member] | Meituan Class B [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000205597 [Member] | PDD Holdings Inc ADR [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000205597 [Member] | Prosus NV [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000205597 [Member] | Shopify Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000205597 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000205597 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%
C000205597 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	42.50%
C000205597 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	36.30%
C000205597 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000205597 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000205597 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%
C000205597 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000234334 [Member] | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000234334 [Member] | Intel Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000234334 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000234334 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000234334 [Member] | NetEase Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000234334 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000234334 [Member] | Electronic Arts Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000234334 [Member] | ROBLOX Corp Class A [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000234334 [Member] | Amphenol Corp Class A [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000234334 [Member] | Sony Group Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000234334 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000234334 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	41.70%
C000234334 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000234334 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	53.80%
C000234334 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000234334 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000234707 [Member] | Natera Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000234707 [Member] | QIAGEN N V [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000234707 [Member] | Doximity Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000234707 [Member] | Hologic Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000234707 [Member] | Hims And Hers Health Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000234707 [Member] | Dexcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000234707 [Member] | Intuitive Surgical Inc [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000234707 [Member] | IQVIA Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000234707 [Member] | ResMed Inc [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000234707 [Member] | Veeva Systems Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000234707 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000234707 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	98.10%
C000234707 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000240529 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000240529 [Member] | Naspers Ltd Class N [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000240529 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%
C000240529 [Member] | SK Hynix Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000240529 [Member] | Gold Fields Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000240529 [Member] | Anglogold Ashanti PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000240529 [Member] | Grupo Financiero Banorte S A B de C V Class O [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000240529 [Member] | Grupo Mexico S A B de C V Series B [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000240529 [Member] | America Movil S A B de C V Series B [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000240529 [Member] | Petroleo Brasileiro S A Petrobras [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000240529 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.40%
C000240529 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000240529 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000240529 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000240529 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	29.50%
C000240529 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000240529 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000240529 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	27.30%
C000240529 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000240529 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000245005 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000245005 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000245005 [Member] | SK Hynix Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000245005 [Member] | Gold Fields Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000245005 [Member] | Grupo Financiero Banorte S A B de C V Class O [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000245005 [Member] | Cia de Saneamento Basico do Estado de Sao Paulo SABESP [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000245005 [Member] | Impala Platinum Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000245005 [Member] | WEG S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000245005 [Member] | Wal Mart de Mexico S A B de C V [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000245005 [Member] | Itau Unibanco Holding S A [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000245005 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000245005 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000245005 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000245005 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000245005 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000245005 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	32.80%
C000245005 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000245005 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	30.60%
C000245005 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000245005 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000253539 [Member] | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000253539 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000253539 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000253539 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000253539 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000253539 [Member] | Oracle Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000253539 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000253539 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000253539 [Member] | Palantir Technologies Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000253539 [Member] | ASML Holding N V [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000253539 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000253539 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000253539 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.10%
C000253539 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	75.10%
C000261670 [Member] | Duke Energy Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000261670 [Member] | CEZ A S [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000261670 [Member] | BHP Group Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000261670 [Member] | Mitsubishi Heavy Industries Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000261670 [Member] | Entergy Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000261670 [Member] | Cameco Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000261670 [Member] | GE Vernova Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000261670 [Member] | Rolls Royce Holdings PLC [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000261670 [Member] | Oklo Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000261670 [Member] | BWX Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000261670 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	39.90%
C000261670 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000261670 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	40.90%
C000261670 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.90%